Deferred Tax Balances	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Deferred Tax Balances
NOTE 13. DEFERRED TAX BALANCES
(i) Deferred tax assets
The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2023 $	June 30, 2022 $
Employee benefits	97,869	71,205
Accruals	269,178	202,824
Unrealized exchange (gain)/loss	—	342,222
Unused tax loss	3,003,843	428,171
Set-off of deferred tax liabilities pursuant to set-off provisions	(3,370,890)	(1,044,422)

Net Deferred tax assets	—	—

(ii) Deferred tax liabilities
The amount of deferred tax liability represents the temporary difference that arose on the recognition of Intangibles recorded in the subsidiary Company in France. This has been set-off
against deferred taxes in the Subsidiary Company, accordingly, hence reducing the
unrecognized tax losses for both the France subsidiary and the consolidated Group. The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2023	June 30, 2022
	$	$

Intangible assets	938,026	1,044,411
Unrealized exchange gain	2,432,357	—
Accrued income	507	11

Total deferred tax liabilities	3,370,890	1,044,422
Set-off of deferred tax liabilities pursuant to set-off provisions	(3,370,890)	(1,044,422)

Net deferred tax liabilities	—	—

(iii) Movements in deferred tax balances

	Deferred Tax	Deferred Tax
	Asset	Liability	Total
Movements	$	$	$

At June 30, 2022	1,044,422	(1,044,422)	—
(Charged)/credited to profit or loss	2,326,468	(2,326,468)	—

At June 30, 2023	3,370,890	(3,370,890)	—